ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF ENTITIES INCLUDED IN CONSOLIDATED FINANCIAL STATEMENTS

The Consolidated financial statements of the Company include the following entities:

Name of the entity	Date of incorporation	Place of incorporation	Ownership	Principal activities
GIBO	June 19, 2024	Cayman Islands	Parent, 100%	Investment holding
BUJA	September 15, 2022	Cayman Islands	100%	Investment holding
GIBO Group	September 5, 2023	Cayman Islands	100%	Investment holding
GIBO AI	September 5, 2023	Cayman Islands	100%	AI Animation
GIBO International	November 29, 2023	SAMOA	100%	Investment holding
Hong Kong Daily	December 22, 2017	Hong Kong	100%	AI Animation